NOTE 10 - Loans: Schedule of Movements of principal and interest (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Interest Rate 16%
Loans, Principal and Interest	$ 0
Loans, Proceeds from drawing loans	1,510
Loans, Accrued interest recognized in Profit or loss	26
Loans, Repayment of principal and interest	(103)
Loans, Principal and Interest	1,433
Interest Rate 20%
Loans, Principal and Interest	0
Loans, Proceeds from drawing loans	1,907
Loans, Accrued interest recognized in Profit or loss	34
Loans, Repayment of principal and interest	0
Loans, Principal and Interest	1,941
Interest Rate Total
Loans, Principal and Interest	0
Loans, Proceeds from drawing loans	3,417
Loans, Accrued interest recognized in Profit or loss	60
Loans, Repayment of principal and interest	(103)
Loans, Principal and Interest	$ 3,374